Jan. 31, 2019
MORGAN STANLEY MORTGAGE SECURITIES TRUST | Morgan Stanley Mortgage Securities Trust
Morgan Stanley Mortgage Securities Trust

Morgan Stanley

January 31, 2019

Supplement

SUPPLEMENT DATED JANUARY 31, 2019 TO THE PROSPECTUSES OF
Morgan Stanley European Equity Fund Inc., dated February 28, 2018
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2018
Morgan Stanley Mortgage Securities Trust, dated February 28, 2018

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.